Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	RP1100088	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX022)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Added X.XX.XXupon receipt of CD, does not need to be resolved due to EV2 status.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Added X.XX.XXupon receipt of CD.  Neither of the available boxes were checked to indicate why there was no escrow established.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The documented E-consent in file is datedXX/XX/XXXXnd the Initial LE was datedXX/XX/XXXXnd sent electronically.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided at closing	REVIEWER - CURED COMMENT (XXXXX): Lender cured on PCCD dated XX/XX/XXXXREVIEWER - CURED COMMENT (XXXXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1100253	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing date issued.	REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (XXXXX): Seller provided MI data and the condition for the MI cert has been waived.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: XX: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial XXXX
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and contains an addition of a prepayment penalty and was not received by borrower at least three (3) business days prior to consummation.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	SELLER - GENERAL COMMENT (XXXXX): These are informational to the customer, are sent with disclosure package and copies are not retained
REVIEWER - GENERAL COMMENT (XXXXX): Provide missing Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet.
SELLER - GENERAL COMMENT (XXXXX): Disagree: Per XXXXXXXXX internal systems initial application date (RESPA/REG B timer restarted) was XX/XX/XXXX. Initial LE was disclosed timely on XX/XX/XXXX. Pre-approval occurred on XX/XX/XXXX but all 6 of the required pieces of information were not present until XX/XX/XXXX. This is not a testing defect. No corrective action required. Please see attached document.
REVIEWER - GENERAL COMMENT (XXXXX): XXXXXXXXX received rebuttal that application date to be 8-9 and initial LE 8-10. These comments do not speak to this exception as this is realted to Interim CD timing.  5-19 initial CD entered, doc id 0069, has blank loan calculations on page 5 making the XXXXX CD reflect change in APR to require a 3 business day waiting period prior to closing which was not met.
																							REVIEWER - CURED COMMENT (XXXXX): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX.		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B	#N/A
XXXX	XXXX	RP1100503	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of XXXXX%.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Application / Processing - Missing Document: Verification of Identification not provided
[2] Income Documentation - REO Documents are missing.: Address:XXXXXXXXXXXXXXXXX Address: XXXXXXXXXXXXXX, XXXXX, Insurance Verification, Tax Verification
Insurance Verification, Tax Verification	Difference is in rental income/debt. Incomplete CD used for balancing figures prior to closing is in file, and missing information like APR, interest rate, escrows, date issued. Incomplete CD used for balancing figures prior to closing is in file, and missing information like APR, interest rate, escrows, date issued. Incomplete CD used for balancing figures prior to closing is in file, and missing information like APR, interest rate, escrows, date issued. Incomplete CD used for balancing figures prior to closing is in file, and missing information like APR, interest rate, escrows, date issued.	REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (XXXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (XXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing. Sec ID: XX: Note Date: XX/XX/XXXX; Lien Position: XX [3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	The loan was AUS approved with an Appraisal Waiver. The LP Report utilized indicates the subject is a Mid-Rise Condominium (4+ stories). The secondary valuation provided indicates the subject is in fact a Low-Rise Condominium.	REVIEWER - GENERAL COMMENT (XXXXX): A BPO was provided however the discrepancy is with the AUS Appraisal Waiver.	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Policy provided reflecting documentation provided acceptable.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Policy provided reflecting documentation provided acceptable.
																						Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Lender did not include HO3 policy documented in file as part of the non escrowed property costs.	REVIEWER - WAIVED COMMENT (XXXXXX): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors and restate the Loan Designation.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XX%. The representative FICO score exceeds the guideline minimum by at least XX points.		-	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D	#N/A
XXXX	XXXX	RP1100242	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXXXXXXXXXXXX, MD Insurance Verification, Tax Verification	Closing disclosure is incomplete. Closing disclosure is incomplete. Closing disclosure is incomplete. Closing disclosure is incomplete. Closing disclosure is incomplete. Closing disclosure is incomplete.	REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (XXXXX): Seller provided MI data and the condition for the MI cert has been waived
REVIEWER - GENERAL COMMENT (XXXXX): Aggregator elected to waive and downgrade with compensating factors	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: XX: Note Date: XX/XX/XXXX; Lien Position: X	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial XXXX
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2123355)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2123354)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Miscellaneous Compliance - Alternate source used for application date: Lender provided initial application date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: XXXXXXXXX received MI Cert.  However, escrowed costs of $XXXXX for tax and ins do not match to file documentation showing $XXXXXX/mo taxes and $XX/mo insurance.  Document costs to match or cure with PCCD and LOE to borrower
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Missing MI certificate to verify MI payment, resulting in discrepancy on closing disclosure for payment stream 2 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Missing MI certificate to verify MI payment, resulting in discrepancy on closing disclosure for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT (XXXXX): Disagree: Mortgage Insurance must be included in either the Escrow Property Costs over Year 1 OR Non-Escrowed Property Costs over Year 1. This is dependent on the client's interpretation on whether or not Mortgage Insurance is considered an escrow item. Either has been deemed to be a reasonable interpretation. If Mortgage Insurance is disclosed in the Escrowed Property Costs over Year 1, MI should also be included in the amount disclosed for the Monthly Escrow Payment. Per the Consummation CD issued and signed onXX/XX/XXXX, Mortgage Insurance amount was included as an escrow item in Escrowed Property Costs over Year 1 for a total of $XXXXX, and included in the Monthly Escrow Payment of $XXXXX [(Tax $XXX + Ins. $XX + MI $XXX)*12 = $XXXXXX]. This is not a testing defect, so no corrective action is required.
REVIEWER - GENERAL COMMENT (XXXXX): XXXXXXXXXXX received rebuttal that MI was disclsoed in Escrowed property costs.  However, the last PCCD, which is dated X-XX-XX (doc ID XXXX), updated the Escrowed property cvosts to $XXXXX which did not include the MI, which is required to be disclsoed in the Escrowed property costs, as MI is escrowed.  The original $XXXXX would be correct from final CD.
SELLER - GENERAL COMMENT (XXXXX): Disagree: Received copy of Mortgage Insurance. See attached MI Cert.
REVIEWER - GENERAL COMMENT (XXXXX): XXXXXXX received MI Cert.  However, escrowed costs of $XXXXX for tax and ins do not match to file documentation showing $XXX/mo taxes and $XX/mo insurance.  Document costs to match or cure with PCCD and LOE to borrower
SELLER - GENERAL COMMENT (XXXXX): Agree: The Note reflecting the correct loan amount and P&I payment was not signed by the borrower. Remedy with note signed by the borrower showing correct loan amount of $XXXXXX and re-executed Notice of Right to Cancel.
SELLER - GENERAL COMMENT (XXXXX): UPDATE XX/XX/XXXX Disagree: Closing Disclosure issued on XX/XX/XXXX and signed at closing on XX/XX/XXXX is the Consummation CD. Per document tracking summary, the actual issued date of the Consummation CD is XX/XX/XXXX. Closing Disclosure issued on XX/XX/XXXX and signed on XX/XX/XXXX is a post CD. The Amount Financed disclosed on CD signed at Consummation XX/XX/XXXX is $XXXXX. The Amount Financed calculated is $XXXXX. The Amount Financed overstated by $XXXXX and acceptable. Fees include Prepaid Interest $XXXXX. Processing Fee in the amount of $XXXXX and Tax Service Fee of $XXXXX listed on Consummation CD were paid by the lender and would not be included in the calculation.
REVIEWER - GENERAL COMMENT (XXXXX): XXXXXXXXXreceived MI Cert.  However, escrowed costs of $XXXXX for tax and ins do not match to file documentation showing $XXX/mo taxes and $XX/mo insurance.  Document costs to match or cure with PCCD and LOE to borrower
SELLER - GENERAL COMMENT (XXXXX): Disagree: Title - Examination Fee was not held to a zero percent tolerance. The Title - Examination Fee was not disclosed in section C of the Initial LE but was present in section C on the Final CD. Title fees originally disclosed in section C of the LE that remain in section C on the CD or title fees that are added to section C on the CD are held to an unlimited tolerance. The only applicable ten percent fee was the Recording Fees. This is not a testing defect so no corrective action is required.
REVIEWER - GENERAL COMMENT (XXXXXX): XXXXXXXXX: Transfer taxes in the amount of $XXXXX was added on LE dated XX/XX/XXXX without VCC's and the fee was not disclosed Initial LE. In order to determine a valid Changed Circumstance with additional information is required for the fee added on XX LE or cure is required to borrower. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (XXXXX): Disagree: Zero percent Appraisal Fee increased outside of the allowable tolerance by $XXXXX. Over tolerance cure for the increase in closing costs above legal limit in the amount of $XXXXX is present within section J of the Consummation CD issued XX/XX/XXXX and remedies the unacceptable increase in the Appraisal Fee. See attached CD.
REVIEWER - GENERAL COMMENT (XXXXX): XXXXXXXXX agreed that the Rate lock fee disclosed throughout XX (#2) LE to PCCD dated XX/XX/XXXX. However, the fee was not disclosed from on Initial LE dated XX to XX/XX/XXXX (#1). Also, there is no valid COC in file for the fee added. In order to determine a valid Changed Circumstance with additional information is required for the fee added on XX (#2) LE or cure is required to borrower. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX. The qualifying DTI on the loan is less than or equal to XX%.		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B	#N/A
XXXX	XXXX	RP1101172	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXX% exceeds AUS total debt ratio of XXXXX%.	Verified Stated Defect- Lender has considered interest payment expense for jointly owned properties - XXXXXXXXXX; XXXXXXXXXXXXXXXXX;XXXXXXXXXXXXXXX; while calculating Schedule E rental income. Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	SELLER - GENERAL COMMENT (XXXXXX): Please recalculation of rental income, income is $XXXXX with revised DTI of XX%
REVIEWER - GENERAL COMMENT (XXXXX): Please provide itemized list of qualifying income at XX% DTI.  It appears lender included misc expenses and repairs in REO addbacks in addition to interest on properties where borrower did not pay mortgage.
REVIEWER - GENERAL COMMENT (XXXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio ofXX% exceeds AUS total debt ratio of XX%.
SELLER - GENERAL COMMENT (XXXXX): Rental Calc forXXXXXXXXXX,XXXXXXXXXX,XXXXXXXXXXXX, andXXXXXXXX including full PITIA
REVIEWER - GENERAL COMMENT XXXXX): Excluded income from 4 properties noted and DTI increased to XX%.  Please provide lender's complete calculations supporting XX% for further review.
SELLER - GENERAL COMMENT (XXXXX): If income is excluded then PITIA from mortgages should be excluded; XXXXXXXXXXXXXX, XXXXXXXXXXX, XXXXXXXXXXX, and XXXXXXXXXX; mortgages are under spouse - either exclude the 4 properties from the transaction or use rental income/debt against borrower with calculation provided.
SELLER - GENERAL COMMENT (XXXXX): Income Calc / Supporting Documentation
REVIEWER - GENERAL COMMENT (XXXXX): Selling guide requires proof of 12 months payments being made by spouse in order to exclude PITI.  Additionally, there is no documentation to support the spouse is the sole owner.  Exception remains.
															REVIEWER - GENERAL COMMENT (XXXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XXXXXXXXX% exceeds AUS total debt ratio of XX%.	3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C	#N/A
XXXX	XXXX	RP1101942	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Error - Business Bank Statement income was used to qualify. A fixed guideline expense ratio of 5% or less was used to qualify.	Rental income used for REO located atXXXXXXXXXXX was submitted at $XXXXX monthly however file supports a lease of $XXXXX monthly.
AUS required a verification of mortgage for loans with XXXandXXXXXXXXXX which were not provided.
														Verified Disclosed Defect: Repurchased loan due to Overstated Income - Excessive DTI: The Borrower's capacity to repay the subject mortgage and all other monthly obligations was not established. The Borrower's income was overstated. The loan application indicates that, at the time of loan origination, the Borrower was self-employed earning an income of $XXXXX per month. The loan file contained XXXX and XXXX tax returns. Since the loan file contained 2- year income information, 2-year average should have been used. XXXX used XXXX and XXXX W2 income average of $XXXXX and 2-year K1 average of $XXXXX. The loan application indicates that, at the time of loan origination, the Borrower was receiving an excess rental income of $XXXXX from the property at XXXXXXXXX. The loan file did not contain documentation showing when the property was purchased. The rental income was not listed on the tax returns. Without this information XXXX was not able to determine if the lease could be used to determine the rental income. XXXX added a full PITI to the DTI. Using the lower income, the DTI increases to XX%%. As a result, the DU findings are invalidated. The subject loan is not acceptable as a manually underwritten mortgage. Rental income is not sufficiently documented.	REVIEWER - GENERAL COMMENT (XXXXX): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - GENERAL COMMENT (XXXXX): Received lease agreements. Recalculated DTI is XX%. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Data Integrity - Square feet on the Appraisal does not match the square feet on the BPO.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX [2] Appraisal Documentation - Loan is to be securitized. A Valuation that was provided was not within the acceptable 12 month date range. The product was not considered in securitization testing. This validation is informational only. Sec ID: XX: Lien Position: X	Appraisal reflects square footage of XXXX and BPO is reporting XXXX.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.			Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C	#N/A
XXXX	XXXX	RP1100527	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio ofXX% exceeds AUS total debt ratio of XX%.	Lender considered interest only payment for HELOC, however loan is QM and amortized payment is required.	REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - XX% Points and Fees: Fannie Mae 2014 XX% Points and Fees Test.  Points and Fees on subject loan of XXXXX% is in excess of the investor allowable maximum of  XXXXX% of the Federal Total Loan Amount. Points and Fees total $XXXXX on a Federal Total Loan Amount of $XXXXXX vs. an investor allowable total of $XXXXX (an overage of $XXXXX or .XXXXX%).
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - XX% Points and Fees: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender considered interest only payment for HELOC, however loan is QM and amortized payment is required.	REVIEWER - WAIVED COMMENT (XXXXXX): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101387	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	The HO-6 Policy provided expired on XX/XX/XXXX prior to Note Date.	SELLER - GENERAL COMMENT (XXXXX): Per the Homeowners Association Certification & CPAT approval review, insurance meets guidelines.
REVIEWER - GENERAL COMMENT (XXXXX): Insurance policy verifies that the building is covered. HO-6 is required to verify the unit coverage. Exception Remains
SELLER - GENERAL COMMENT (XXXXX): Proprietary lease indicates Lessor shall keep in good repair all of the apartments and if the apartment is damaged by fire or other cause covered by multiperil policies commonly carried by cooperative corporations in XXXXXXXXXXXX shall at it's own cost repair or replace. See attached Proprietary Lease.
REVIEWER - GENERAL COMMENT (XXXXX): Exception Remains Insurance policy verifies that the building is covered. HO-6 is required to verify the unit coverage.
REVIEWER - WAIVED COMMENT (XXXXX): Comp factors used to waive exception	2	[2] Appraisal Documentation - Loan is to be securitized. A Valuation that was provided was not within the acceptable 12 month date range. The product was not considered in securitization testing. This validation is informational only. Sec ID: XX: Lien Position: X	BPO is provided is not within 12 months of date range.	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)	State Compliance - New York Late Charge Percent Testing: Note late charge percent of XX% exceeds the state maximum of XX%. Federal Compliance - (Missing Data) Last Rate Set Date: The Rate Lock Agreement is missing. Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimated issued XX/XX/XXXXas issued after the initial Closing Disclosure issued XX/XX/XX.		Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to XX%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101335	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial XXXX
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of XX%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Application / Processing - Missing Document: Missing Lender's Initial XXXX: Missing Lender's Initial XXXX. State Compliance - New York Late Charge Percent Testing: The Note late charge percent of XXXXX% exceeds the state maximum of XX%. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided. Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of receipt is missing for closing disclosure issued XX/XX/XXXXhat discloses a blank APR.		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101313	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Application / Processing - Missing Document: Missing Lender's Initial XXXX
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XX% or $XXXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial XXXX: Missing Loan Application/XXXX.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock agreement and documentation was not provided in the file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fees increased above the ten percent tolerance without a valid change of circumstance. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee increased without a valid change of circumstance. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased without a valid change of circumstance. No cure was provided to the borrower.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101434	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Hazard insurance is missing on file	SELLER - GENERAL COMMENT (XXXXXX): Loan qualified for a streamline Hazard Insurance review, so no dec page needed. See attached notes from loan. REVIEWER - GENERAL COMMENT (XXXXX): Notes not provided. Missing HOI REVIEWER - WAIVED COMMENT (XXXXX): Comp factors used to waive exception	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $83.60 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $695.00 exceeds tolerance of $509.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial XXXX: Initial XXXX missing on file
State Compliance - New York Late Charge Percent Testing: Note late charge percent ofXXXXX% exceeds the state maximum of XX%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document missing on file
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing initial CD provided to borrower on  XX/XX/XXXX
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Tax was last disclosed as $XXXXX on Loan Estimate but disclosed as $XXXXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, Sufficient Cure Provided At Closing
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXXXX on Loan Estimate but disclosed as $XXXXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, Sufficient Cure Provided At Closing	REVIEWER - CURED COMMENT (XXXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XXXXX): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to XX%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101419	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: XX% tolerance was exceeded by $XXXXX due to increase fee. No valid change of circumstance provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	#N/A
XXXX	XXXX	RP1100539	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	HUD Safe Harbor QM	2	1				1	[2] Appraisal Documentation - Loan is to be securitized. A Valuation that was provided was not within the acceptable 12 month date range. The product was not considered in securitization testing. This validation is informational only. Sec ID: XX: Lien Position: X			2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX022)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Verified disclosed defect. The earliest Closing Disclosure provided was the final, it was issued on same day as closing.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101925	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXX. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Middle score of XXX does not meet guideline requirement of XXX. Insurance coverage is insufficient by $XXXXX based on loan amount, there was no evidence of extended coverage provided. VOM not provided.	REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXXXXX exceeds tolerance of $XX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added to Closing Disclosure provided on XX/XX/XXXX with no valid change evident.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101924	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A	#N/A
XXXX	XXXX	RP1101926	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)		REVIEWER - CURED COMMENT (XXXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	#N/A
XXXX	XXXX	RP1101922	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (APOR)	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
																					[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXXXX is under disclosed by $XXXXX compared to the calculated Finance Charge of $XXXXX which exceeds the $XXXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: LD restated Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge under disclosed by $XXXXX, compliance report did not list appraisal management co service fee or title service fee as finance changes.		Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101473	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX [2] Document Error - The Note is an ARM and does not contain fallback language.: Index: US Treasury - 1 Year CMT (Weekly); Note Date: XX/XX/XXXX [2] Document Error - The Security Instrument ARM Rider does not contain fallback language.: Index: US Treasury - 1 Year CMT (Weekly)	Homeowners insurance policy has an effective date of XX/XX/XXXX and started after the loan closed on XX/XX/XXXX. The Note is an ARM and does not contain fallback language. The Security Instrument ARM Rider does not contain fallback language.	REVIEWER - GENERAL COMMENT (XXXXX): Received same policy as evidenced in file. Need updated dec page reflecting policy effective as of the date of closing. Exception remains. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - ARM Disclosure Timing Test: ARM disclosure sign on XX/XX/XXXX not provided to the borrower within three days of application date XX/XX/XXXX. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee increased on the XX/XX/XXXX Closing Disclosure, with no valid change evident. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee increased on the XX/XX/XXXX Closing Disclosure, with no valid change evident.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX. The qualifying DTI on the loan is less than or equal to XX%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101315	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate was not provided. Hazard Insurance Coverage Amount is insufficient by $XXXXX. Mortgage Insurance is required, however the Mortgage Insurance Certificate is missing.	REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade with compensating factors.
SELLER - GENERAL COMMENT (XXXXX): Coverage is sufficient. Hazard insurance notes and policy attached.
REVIEWER - GENERAL COMMENT (XXXXX): Hazard insurance policy received is with a different property address. Exception Remains
SELLER - GENERAL COMMENT (XXXXX): Coverage is sufficient. See attached Hazard Insurance policy along with previously provided hazard insurance notes.
REVIEWER - GENERAL COMMENT (XXXXX): Hazard Insurance Coverage Amount is insufficient. Replacement coverage cost estimator not provided to verify coverage amount

Exception remains
REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade with compensating factors.
															REVIEWER - WAIVED COMMENT (XXXXX): Client elects to downgrade with compensating factors.	1				2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Application / Processing - Missing Document: Missing Lender's Initial XXXX	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower. Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Application / Processing - Missing Document: Missing Lender's Initial XXXX: Initial loan application (XXXX) is not provided		Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA	Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least XX% and $XXXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101397	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Document: Mortgage Insurance Certificate Missing Document: Mortgage Insurance Certificate	REVIEWER - WAIVED COMMENT (XXXXX): The borrower has a FICO ofXXX and has been current since origination. Client elects to downgrade and waive REVIEWER - WAIVED COMMENT (XXXXXX): The borrower has a FICO ofXXXand has been current since origination. Client elects to downgrade and waive.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial XXXX
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXXX exceeds tolerance of $XXXXX plus XX% or $XXXXX. Insufficient or no cure was provided to the borrower. (X)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Lender's initial loan application
Federal Compliance - (Missing Data) Last Rate Set Date: Missing Rate Lock Agreement
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Missing Document: Mortgage Insurance Certificate
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Page 1 does not indicate if loan will have an escrow account. Page 5 discloses loan will have an escrow account.  The final CD reflects $XXX HOI, but a policy was not provided to verify payment.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Page 1 does not indicate if loan will have an escrow account. Page 5 discloses loan will have an escrow account.  The final CD reflects $XXX HOI, but a policy was not provided to verify payment.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Loan Estimate was  issued on XX/XX/XXXX and received on the same day, which was after Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate was  issued on XX/XX/XXXX and received on the same day, which was after Closing Disclosure issued XX/XX/XXXX and received XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Credit report Fee was added on closing disclosure issued XX/XX/XXXX, change of circumstance stated loan amount changed, however that would not effect recording fee.	REVIEWER - WAIVED COMMENT (XXXXX): Client elects to waive.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least XX% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to XX%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A
XXXX	XXXX	RP1101196	XXXX XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXXXX exceeds tolerance of $XXXXX.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXXX exceeds tolerance of $XXXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal receipt not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: The HO6 insurance was included in the “Other” section page 1 of the CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on losing Disclosure issued XX/XX/XXXX with no valid change evident.  $XX cure was not sufficient for both tolerance violations.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on the Loan Estimate issued XX/XX/XXXX with no valid change evident. $XX cure was not sufficient for both tolerance violations.		Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	#N/A